SALE OF ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Sale Of Assets
Schedule of note receivable

June 30, 2023
Convertible note receivable	$165,000
Unamortized discount	(14,375)
Convertible note receivable, net	$150,625